Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000743861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	jhitsmcapeq_SupplementTextBlock

John Hancock Investment Trust II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Small Cap Equity Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.70
Other expenses	0.15
Total annual fund operating expenses	0.85
Contractual expense reimbursement[1]	–0.03
Total annual fund operating expenses after expense reimbursements	0.82

[1] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class R6
1 year	84
3 years	268
5 years	468
10 years	1,046

| (Small Cap Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
| (Small Cap Equity Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,064
[1]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.